Property and equipment, net	12 Months Ended
Apr. 30, 2026
Property, Plant, and Equipment [Abstract]
Property and equipment, net

7	Property and equipment, net

	As of April 30,
	2025	2026	2026
	S$	S$	US$
Production Equipment	742,860	645,918	507,110
Computer and Software	94,238	82,674	64,907
Furniture and Fittings	9,070	6,444	5,059
Office Equipment	6,689	4,709	3,697
Renovation	117,803	25,000	19,628
Construction in Progress	868	-	-
Total	971,528	764,745	600,401
Less: accumulated depreciation	(684,970)	(625,472)	(491,058)
Net book value	286,558	139,273	109,343

Depreciation expense for the years ended April 30, 2025 and 2026 was S$186,963 and S$160,846 (US$126,281), respectively.